Convertible Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Loans

Note 8

Convertible Loans:

The following summarizes the Company’s convertible loans as of December 31, 2020.

December 31, 2020

Convertible loans, net of discount of $41,611	$383,313
Convertible loans – related party	113,130
496,443
Less: current portion	(463,980)

Convertible loans, long term	$32,463

In December 2019, the Company entered into two loans for a total of CHF210,000 ($216,846) (the “Convertible Loans”). In February, March and June 2020, the Company entered into five additional convertible loans, on terms similar to those in December 2019, including one with a related party, for a total of CHF 265,606 ($300,480). The Convertible Loans accrued interest at 10% and had a conversion feature such that the lender could choose to convert the loan to equity at any time up to the maturity date of August 31, 2021. The conversion rate of CHF 9 ($10) per common share was at a discount to the CHF 11 ($13) per common share fair value of the Company. The beneficial conversion feature valued at CHF 63,537 ($65,608) for the December 2019 convertible loans and CHF 37,779 ($49,011) for the 2020 convertible loans was recorded as a discount to the Convertible Loans. On the date of issuance, the beneficial conversion feature value was calculated as the difference between the conversion price and the fair value per share, multiplied by the number of common shares into which the Convertible Loans are convertible. The embedded conversion feature was not bifurcated as it did not meet all of the elements of a derivative. For the year ended December 31, 2021, amortization of $41,611 was included in interest expense. For the years ended December 31, 2020 and 2019, amortization of $24,100 and $0 was included in interest expense – related parties and $48,088 and $820 was included in interest expense, respectively. The Company had accrued interest payable of $48,634 for the Convertible Loans as of December 31, 2020.

In February 2021, all of the Convertible Loans, including accrued interest, were repaid in full.